INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2019
INCOME TAXES
Schedule of components of federal income tax
	For the Years Ended December 31,
	2019	2018
Federal income tax benefit attributable to:
Current operations	$124,717	$70,860
Less: valuation allowance	(124,717)	(70,860)
Net provision for Federal income taxes	$-	$-

Schedule of deferred tax
	December 31,	December 31,
	2019	2018
Deferred tax assets attributable to:
Net operating loss carryover	$264,456	$139,739
Less: valuation Allowance	(264,456)	(139,739)
Net deferred tax assets	$-	$-

Schedule of components of income tax expense benefit
	For the Years Ended December 31,
	2019	2018
Current:
USA	$-	$-
Hong Kong	(107,980)	117,535
PRC	(2,921)	4,236
Total Current	$(110,901)	$121,771
Deferred:
USA	$-	$-
Hong Kong	-	-
PRC	-	-
Total Deferred	$-	$-

Schedule of effective income tax rate reconciliation
	For the Years Ended December 31,
	2019	2018

Statutory U.S. tax rate	21%	21%
Less: valuation allowance	(21)%	(21)%
Effect of Hong Kong statutory tax rate	7%	15%
Effect of PRC statutory tax rate	0%	1%
Income taxes	7%	16%